Reconciliation of Numerator and Denominator Used to Calculate Diluted Net Income Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income	$ 52,262	$ 47,331	$ 21,000	$ 22,441	$ 17,623	$ 16,536	$ 9,953	$ 20,134	$ 143,034	$ 64,246	$ 87,399
Weighted average common shares, basic									61,792,000	58,747,000	58,718,000
Weighted average common shares, diluted									65,692,000	63,699,000	65,483,000
Restricted Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive effect of restricted stock									600,000	606,000	782,000
Convertible Debt Securities
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive effect of convertible debt									2,866,000	3,521,000	4,856,000
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive effect of restricted stock									434,000	825,000	1,127,000